UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

6631 Main Street, Williamsville, NY 14221
(Address of principal executive offices)(Zip code)

Harvey Neiman
6631 Main Street, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

No-Load Shares (NEIMX)
Class A Shares (NEAMX)
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
September 30, 2017

NEIMAN LARGE CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED SEPTEMBER 30, 2017.

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
No-Load Shares(B)	16.62%	7.69%	10.54%	6.19%
Standard & Poor’s 500 Index(D)	18.61%	10.81%	14.22%	7.44%

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Class A Shares(C) (with sales charge)*	9.92%	5.59%	9.24%	9.45%
Class A Shares(C) (without sales charge)*	16.62%	7.69%	10.54%	10.71%
Standard & Poor’s 500 Index(D)	18.61%	10.81%	14.22%	14.86%

Total Annual Fund Operating Expense Ratio (from 08/01/17 Prospectus):

No-Load Shares - Gross 1.61%, Net 1.46% Class A Shares - Gross 1.86%, Net 1.46%

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) 1 Year, 3 Years, 5 Years and Since Inception (10 Years for No-Load Shares) returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

(B) The inception date of the Neiman Large Cap Value Fund No-Load Shares was April 1, 2003.

(C) Class A commenced operations on August 1, 2012.

(D) The Standard & Poor’s 500 Index is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. The since inception performance information for the index is calculated from August 1, 2012 for comparing the Class A shares. Investors cannot directly invest in an index.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2017 Semi-Annual Report 1

Disclosure of Expenses
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2017 through September 30, 2017.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and IRA maintenance fees described above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

No-Load Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2017 to
	April 1, 2017	September 30, 2017	September 30, 2017

Actual	$1,000.00	$1,065.13	$7.51

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for the No-Load Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

Class A Shares

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2017 to
	April 1, 2017	September 30, 2017	September 30, 2017

Actual	$1,000.00	$1,065.13	$7.51

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

2017 Semi-Annual Report 2

NEIMAN LARGE CAP VALUE FUND (Unaudited)

                                               Neiman Large Cap Value Fund
                                           by Sectors (as a percentage of Net Assets)
                                                                   (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2017 Semi-Annual Report 3

Neiman Large Cap Value Fund
		Schedule of Investments
		September 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Accident & Health Insurance
6,400	Aflac Incorporated +	$520,896
7,800	Principal Financial Group, Inc. +	501,852
3,800	Reinsurance Group of America Incorporated +	530,214
		1,552,962	6.22%
Agricultural Chemicals
5,200	Agrium Inc. (Canada) +	557,492	2.23%
Aircraft Engines & Engine Parts
4,300	United Technologies Corp.	499,144	2.00%
Cigarettes
7,550	British American Tobacco p.l.c. (United Kingdom)	471,497	1.89%
Commercial Banks, NEC
6,000	Canadian Imperial Bank of Commerce (Canada) +	525,120
10,100	The Toronto-Dominion Bank (Canada)	568,327
		1,093,447	4.38%
Computer Communications Equipment
15,400	Cisco Systems, Inc. +	517,902	2.08%
Electronic Computers
3,400	Apple Inc. +	524,008	2.10%
Electric & Other Services Combined
11,300	Public Service Enterprise Group Incorporated +	522,625	2.09%
Electric Services
10,200	Southern Co.	501,228	2.01%
Electronic & Other Electrical Equipment (No Computer Equipment)
8,600	Emerson Electric Co. +	540,424	2.17%
Fire, Marine & Casualty Insurance
8,000	Axis Capital Holdings Limited (Bermuda)	458,480
2,680	Chubb Limited +	382,034
10,900	The Progressive Corporation	527,778
4,000	The Travelers Companies, Inc. +	490,080
		1,858,372	7.45%
Gas & Other Services Combined
4,200	Sempra Energy +	479,346	1.92%
Hospitals & Medical Service Plans
2,700	UnitedHealth Group, Inc. +	528,795	2.12%
Life Insurance
13,400	Sun Life Financial Inc. (Canada)	533,588	2.14%
Men's & Boy's Furnishings, Work Clothing & Allied Garment
7,900	VF Corp. +	502,203	2.01%
Motor Vehicle Parts & Accessories
3,800	Honeywell International Inc. +	538,612	2.16%
Motor Vehicles & Passenger Car Bodies
4,200	Toyota Motor Corporation * +	500,514	2.01%
National Commercial Banks
4,100	The PNC Financial Services Group, Inc. +	552,557	2.21%
Petroleum Refining
4,800	Chevron Corp. +	564,000
6,000	Phillips 66 +	549,660
7,500	Valero Energy Corporation +	576,975
		1,690,635	6.78%
Pharmaceutical Preparations
3,900	Johnson & Johnson +	507,039	2.03%
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers
8,000	DowDuPont Inc.	553,840	2.22%

+ Portion or all of the security is pledged as collateral for call options written. * ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

Neiman Large Cap Value Fund
		Schedule of Investments
		September 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Radio & TV Broadcasting & Communications Equipment
9,000	QUALCOMM Incorporated	$466,560	1.87%
Railroads, Line-Haul Operating
6,500	Canadian National Railway Company (Canada) +	538,525
5,100	Union Pacific Corporation +	591,447
		1,129,972	4.53%
Retail - Eating Places
5,700	Darden Restaurants, Inc.	449,046
3,400	McDonald's Corp. +	532,712
		981,758	3.93%
Retail - Variety Stores
3,000	Costco Wholesale Corp.	492,870	1.98%
Rubber & Plastic Footwear
8,600	Nike Inc. Class B	445,910	1.79%
Search, Detection, Navigation, Guidance, Aeronautical Systems
2,900	Raytheon Company +	541,082	2.17%
Security & Commodity Brokers, Dealers, Exchanges & Services
1,100	BlackRock, Inc. +	491,799
3,900	CME Group Inc. +	529,152
		1,020,951	4.09%
Semiconductors & Related Devices
13,900	Intel Corporation +	529,312	2.12%
Services - Business Services, NEC
4,000	Accenture plc (Ireland) +	540,280	2.17%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
5,600	Procter & Gamble Co.	509,488	2.04%
Telephone Communications (No Radiotelephone)
12,700	AT&T Inc. +	497,459	1.99%
Tobacco Products
7,900	Altria Group Inc.	501,018
4,500	Philip Morris International, Inc.	499,545
		1,000,563	4.01%
Total for Common Stocks (Cost $17,220,669)		23,182,435	92.91%

Money Market Funds
1,788,252	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.91% **	1,788,252	7.17%
Total for Money Market Funds (Cost $1,788,252)

	Total Investments	24,970,687	100.08%
	(Cost $19,008,921)
	Liabilities in Excess of Other Assets	(20,365)	-0.08%
	Net Assets	$24,950,322	100.00%

+ Portion or all of the security is pledged as collateral for call options written. ** The Yield Rate shown represents the 7-day yield at September 30, 2017.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 5

Neiman Large Cap Value Fund
	Schedule of Call Options Written
		September 30, 2017 (Unaudited)
Underlying Security	Call Option	Notional	Fair Value
Expiration Date/Exercise Price	Contracts	Amount
Accenture plc (Ireland)
May 18, 2018 Calls @ 150.00	8	$ 108,056	$ 1,568
Aflac Incorporated
February 16, 2018 Calls @ 90.00	13	105,807	975
Agrium Inc. (Canada)
January 19, 2018 Calls @ 120.00	10	107,210	1,600
Apple Inc.
April 20, 2018 Calls @ 170.00	7	107,884	3,528
AT&T Inc.
April 20, 2018 Calls @ 43.00	25	97,925	1,000
BlackRock, Inc.
April 20, 2018 Calls @ 480.00	2	89,418	1,960
Canadian Imperial Bank of Commerce (Canada)
March 16, 2018 Calls @ 95.00	12	105,024	1,260
Canadian National Railway Company (Canada)
April 20, 2018 Calls @ 90.00	13	107,705	2,470
Chevron Corp.
March 16, 2018 Calls @ 125.00	10	117,500	1,610
Chubb Limited
February 16, 2018 Calls @ 150.00	5	71,275	1,090
Cisco Systems, Inc.
January 19, 2018 Calls @ 36.00	31	104,253	961
CME Group Inc.
March 16, 2018 Calls @ 145.00	8	108,544	1,120
Emerson Electric Co.
March 16, 2018 Calls @ 67.50	17	106,828	1,615
Honeywell International Inc.
March 16, 2018 Calls @ 155.00	8	113,392	1,024
Intel Corporation
February 16, 2018 Calls @ 41.00	28	106,624	1,680
Johnson & Johnson
April 20, 2018 Calls @ 145.00	8	104,008	776
McDonald's Corp.
March 16, 2018 Calls @ 170.00	7	109,676	1,204
Phillips 66
February 16, 2018 Calls @ 97.50	12	109,932	1,920
The PNC Financial Services Group, Inc.
February 16, 2018 Calls @ 145.00	8	107,816	1,656
Principal Financial Group, Inc.
April 20, 2018 Calls @ 70.00	16	102,944	2,432
Public Service Enterprise Group Incorporated
March 16, 2018 Calls @ 50.00	23	106,375	1,265
Raytheon Company
January 19, 2018 Calls @ 200.00	6	111,948	840
Reinsurance Group of America Incorporated
April 20, 2018 Calls @ 150.00	8	111,624	1,936
Sempra Energy
April 20, 2018 Calls @ 125.00	8	91,304	960
The Travelers Companies, Inc.
January 19, 2018 Calls @ 130.00	8	98,016	1,232
Toyota Motor Corporation
April 20, 2018 Calls @ 130.00	8	95,336	1,264

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 6

Neiman Large Cap Value Fund
	Schedule of Call Options Written
		September 30, 2017 (Unaudited)
Underlying Security	Call Option	Notional	Fair Value
Expiration Date/Exercise Price	Contracts	Amount
Union Pacific Corporation
February 16, 2018 Calls @ 130.00	10	$ 115,970	$ 1,490
UnitedHealth Group, Inc.
January 19, 2018 Calls @ 210.00	5	97,925	1,205
Valero Energy Corporation
March 16, 2018 Calls @ 82.50	15	115,395	3,360
VF Corp.
January 19, 2018 Calls @ 67.50	16	101,712	1,920
Total (Premiums Received $41,025)			$ 46,921

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 7

Neiman Large Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2017
Assets:
Investment Securities at Fair Value	$24,970,687
(Cost $19,008,921)
Cash	5,776
Prepaid Expenses	15,713
Receivables:
Shareholder Purchases	105
Dividends and Interest	44,477
Total Assets	25,036,758
Liabilities:
Covered Call Options Written at Fair Value (Premiums Received $41,025)	46,921
Due to Adviser	16,682
Accrued Distribution and Service (12b-1) Fees	910
Accrued Compliance Officer Expense	1,006
Accrued Trustees Fees	-
Other Accrued Expenses	20,917
Total Liabilities	86,436
Net Assets	$24,950,322
Net Assets Consist of:
Paid In Capital	$18,423,791
Accumulated Undistributed Net Investment Income (Loss)	138,776
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	431,885
Unrealized Appreciation (Depreciation) in Value
of Investments and Options Written Based on Identified Cost - Net	5,955,870
Net Assets	$24,950,322

No-Load Shares
Net Assets	$23,525,374
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	886,342
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$26.54

Class A Shares
Net Assets	$1,424,948
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	53,687
Net Asset Value and Redemption Price Per Share	$26.54
Maximum Offering Price Per Share ($26.54/0.9425) *	$28.16

* Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 8

Neiman Large Cap Value Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2017
Investment Income:
Dividends (Net of foreign withholding tax and ADR fees of $8,073)	$306,594
Interest	8,497
Total Investment Income	315,091

Expenses:
Management fees	121,596
Transfer agent fees & accounting fees	18,666
Distribution and service (12b-1) fees - Class A	1,788
Administration fees	15,041
Registration expense	12,975
Audit fees	9,285
Custody fees	5,415
Miscellaneous expense	3,009
Legal fees	2,770
Insurance expense	2,507
Printing and postage expense	2,006
Compliance officer expense	2,006
Trustees fees	1,504
Total Expenses	198,568
Less: Expense Waiver / Expense Reimbursement	(22,253)
Net Expenses	176,315
Net Investment Income (Loss)	138,776

Realized and Unrealized Gain (Loss) on Investments & Options Written:
Realized Gain (Loss) on Investments	501,674
Realized Gain (Loss) on Options Written	(5,355)
Change In Unrealized Appreciation (Depreciation) on Investments	899,371
Change In Unrealized Appreciation (Depreciation) on Options Written	(5,947)
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	1,389,743

Net Increase (Decrease) in Net Assets from Operations	$1,528,519

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 9

Neiman Large Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2016	4/1/2016
	to	to
	3/31/2017	3/31/2017
From Operations:
Net Investment Income (Loss)	$138,776	$294,031
Net Realized Gain (Loss) on Investments	501,674	3,589,010
Net Realized Gain (Loss) on Options Written	(5,355)	(33,146)
Change in Net Unrealized Appreciation (Depreciation)
on Investments and Options Written	893,424	(756,576)
Increase (Decrease) in Net Assets from Operations	1,528,519	3,093,319
From Distributions to Shareholders:
Net Investment Income
No-Load Shares	(101,150)	(274,356)
Class A Shares	(6,451)	(16,860)
Net Realized Gain from Security Transactions
No-Load Shares	(893,355)	(1,827,198)
Class A Shares	(56,971)	(122,072)
Change in Net Assets from Distributions	(1,057,927)	(2,240,486)
From Capital Share Transactions:
Proceeds From Sale of Shares
No-Load Shares	1,884,870	3,979,861
Class A Shares	162,403	482,191
Shares Issued on Reinvestment of Dividends
No-Load Shares	916,082	1,895,186
Class A Shares	53,801	115,718
Cost of Shares Redeemed
No-Load Shares	(2,883,252)	(11,461,965)
Class A Shares	(219,598)	(314,752)
Net Increase (Decrease) from Shareholder Activity	(85,694)	(5,303,761)
Net Increase (Decrease) in Net Assets	384,898	(4,450,928)
Net Assets at Beginning of Period	24,565,424	29,016,352
Net Assets at End of Period (Including Accumulated Undistributed	$24,950,322	$24,565,424
Net Investment Income of $138,776 and $107,601)
Share Transactions:
Issued
No-Load Shares	72,324	155,049
Class A Shares	6,250	18,844
Reinvested
No-Load Shares	36,023	74,487
Class A Shares	2,116	4,548
Redeemed
No-Load Shares	(111,143)	(445,575)
Class A Shares	(8,465)	(12,181)
Net Increase (Decrease) in Shares	(2,895)	(204,828)

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 10

Neiman Large Cap Value Fund

Financial Highlights - No-Load Class	(Unaudited)
Selected data for a share outstanding	4/1/2017		4/1/2016	4/1/2015	4/1/2014	4/1/2013	4/1/2012
throughout the period:	to		to	to	to	to	to
	9/30/2017		3/31/2017	3/31/2016	3/31/2015	3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$26.05		$25.28	$27.16	$27.21	$23.99	$22.93
Net Investment Income (Loss) (a)	0.15		0.30	0.28	0.23	0.13	0.19
Net Gains or Losses on Securities (b)
(realized and unrealized)	1.50		3.04	(1.11)	2.67	4.25	1.50
Total from Investment Operations	1.65		3.34	(0.83)	2.90	4.38	1.69

Distributions (From Net Investment Income)	(0.12)		(0.32)	(0.30)	(0.17)	(0.13)	(0.23)
Distributions (From Capital Gains)	(1.04)		(2.25)	(0.75)	(2.78)	(1.03)	(0.40)
Total Distributions	(1.16)		(2.57)	(1.05)	(2.95)	(1.16)	(0.63)
Net Asset Value -
End of Period	$26.54		$26.05	$25.28	$27.16	$27.21	$23.99
Total Return (c)	6.51%	**	13.50%	(3.10)%	10.84%	18.50%	7.60%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$23,525		$23,164	$27,940	$34,876	$29,451	$25,416
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.62%	***	1.60%	1.52%	1.50%	1.57%	1.64%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.97%	***	1.03%	1.02%	0.77%	0.40%	0.66%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	***	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.14%	***	1.18%	1.08%	0.82%	0.52%	0.86%
Portfolio Turnover Rate	10.72%	**	32.11%	55.34%	46.97%	25.79%	38.79%

** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 11

Neiman Large Cap Value Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding	4/1/2017		4/1/2016	4/1/2015	4/1/2014	4/1/2013	8/1/2012*
throughout the period:	to		to	to	to	to	to
	9/30/2017		3/31/2017	3/31/2016	3/31/2015	3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$26.05		$25.28	$27.16	$27.21	$23.99	$22.37
Net Investment Income (Loss) (a)	0.15		0.31	0.28	0.21	0.17	0.12
Net Gains or Losses on Securities (b)
(realized and unrealized)	1.50		3.03	(1.11)	2.69	4.21	2.06
Total from Investment Operations	1.65		3.34	(0.83)	2.90	4.38	2.18
Distributions (From Net Investment Income)	(0.12)		(0.32)	(0.30)	(0.17)	(0.13)	(0.16)
Distributions (From Capital Gains)	(1.04)		(2.25)	(0.75)	(2.78)	(1.03)	(0.40)
Total Distributions	(1.16)		(2.57)	(1.05)	(2.95)	(1.16)	(0.56)
Net Asset Value -
End of Period	$26.54		$26.05	$25.28	$27.16	$27.21	$23.99
Total Return (c)	6.51%	**	13.50%	(3.10)%	10.84%	18.50%	9.92%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,425		$1,401	$1,076	$879	$960	$270
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.87%	***	1.85%	1.77%	1.75%	1.82%	1.84%	***
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.72%	***	0.80%	0.79%	0.47%	0.28%	0.37%	***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	***	1.45%	1.45%	1.45%	1.45%	1.45%	***
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.14%	***	1.19%	1.11%	0.77%	0.65%	0.76%	***
Portfolio Turnover Rate	10.72%	**	32.11%	55.34%	46.97%	25.79%	38.79%	** (d)

* Class A shares commenced operations on August 1, 2012.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.
(d) Portfolio turnover presented above is representative of the Fund's portfolio turnover from April 1, 2012 to March 31, 2013.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 12

NOTES TO FINANCIAL STATEMENTS
NEIMAN LARGE CAP VALUE FUND
September 30, 2017
(Unaudited)

1.) ORGANIZATION
Neiman Large Cap Value Fund (the “Fund”) is a diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2017, there are four series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the “Adviser”). The Fund currently offers No-Load Class shares and Class A shares. The Fund (No-Load shares) commenced operations on April 1, 2003. Class A shares commenced operations on August 1, 2012. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s investment objective is to seek long-term capital appreciation. No-Load shares of the Fund are offered at net asset value without an initial sales charge.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the written option. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 9.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized

2017 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six month period ended September 30, 2017, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OFFSETTING ASSETS & LIABILITIES
The Fund has adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. During the six month period ended September 30, 2017, the Fund was not subject to any master netting arrangements. See Note 9.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prora-ta to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

2017 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,182,435	$0	$0	$23,182,435
Money Market Funds	1,788,252	0	0	1,788,252
Total	$24,970,687	$0	$0	$24,970,687

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$0	$46,921	$0	$46,921
Total	$0	$46,921	$0	$46,921

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the six month period ended September 30, 2017. There were no transfers into or out of the levels during the six month period ended September 30, 2017. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

2017 Semi-Annual Report 15

Notes to Financial Statements (Unaudited) - continued

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2017, the Adviser earned management fees totaling $121,596 before the waiver of management fees and reimbursement of expenses described below. The Adviser has contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for No-Load Class shares and at 1.45% of its average daily net assets for Class A shares through July 31, 2018. The fee waiver will automatically terminate on July 31, 2018 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2018.

For the six month period ended September 30, 2017, the Adviser waived fees and/or reimbursed expenses totaling $22,253 to the Fund. The Fund owed the Adviser $16,682 at September 30, 2017. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s Class A shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the six month period ended September 30, 2017, there was $1,788 of 12b-1 fees incurred by Class A shares. As of September 30, 2017, the Fund had an accrued liability of $910 which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the six month period ended September 30, 2017, certain owners of the Adviser received financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”), a FINRA registered broker/dealer. During the six month period ended September 30, 2017, those individuals earned $804 resulting from the sale of the Fund’s Class A shares in their roles with Peak. Additionally, during the six month period ended September 30, 2017, those individuals earned $136 associated with trailing commissions of the Fund’s Class A, which are paid from available class specific accrued 12b-1 fees.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, received $2,006 for his services during the six month period ended September 30, 2017. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust. The Fund owed the Chief Compliance Officer $1,006 at September 30, 2017.

7.) PURCHASES AND SALES OF SECURITIES
For the six month period ended September 30, 2017, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,728,520 and $2,350,337, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2017, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 71.67% of the No Load Class, and therefore may be deemed to control the No Load Class and the Fund.

2017 Semi-Annual Report 16

Notes to Financial Statements (Unaudited) - continued

9.) OPTIONS WRITTEN
As of September 30, 2017, portfolio securities valued at $3,137,426 were held by the Fund as collateral for options written by the Fund.

For the six month period ended September 30, 2017, the total amount of options written, as presented in the table below, is representative of the volume of activity for these derivative types during the period:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2017	464	$55,950
Options written	355	41,025
Options terminated in closing purchase transactions	(108)	(12,812)
Options expired	(295)	(31,928)
Options exercised	(61)	(11,210)
Options outstanding at September 30, 2017	355	$41,025

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability
Covered call options written	Derivatives ($46,921)

Realized and unrealized gains and losses on derivatives contracts entered into during the six month period ended September 30, 2017 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
Covered	Location	Gain (Loss)	Location	Gain (Loss)
Call Options	Realized Gain		Change In Unrealized
Written	(Loss) on Options	($5,355)	Appreciation (Depreciation)	($5,947)
	Written		on Options Written

The selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counter-party risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The table below shows offsetting assets and liabilities relating to written options shown on the Statement of Assets and Liabilities as of September 30, 2017.

Liabilities:				Gross Amounts Not
Offset in the Statement of
Assets and Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Options
Written	$46,921	$0	$46,921	$0	$46,921	$0

10.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at September 30, 2017 was $19,008,921, and premiums received from written options was $41,025.

At September 30, 2017, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

2017 Semi-Annual Report 17

Notes to Financial Statements (Unaudited) - continued

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$6,067,281	($111,411)	$5,955,870

The tax character of distributions paid from No-Load Class was as follows:

	Six months ended	Year ended
	September 30, 2017	March 31, 2017
Ordinary Income:	$ 101,150	$ 274,356
Long-term Capital Gain:	893,355	1,827,198
	$ 994,505	$2,101,554

The tax character of distributions paid from Class A was as follows:

	Six months ended	Year ended
	September 30, 2017	March 31, 2017
Ordinary Income:	$ 6,451	$ 16,860
Long-term Capital Gain:	56,971	122,072
	$ 63,422	$ 138,932

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2017 Annual Report 18

ADDITIONAL INFORMATION
September 30, 2017
(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 17, 2017, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the Management Agreement between the Trust and the Adviser (the “Agreement”), on behalf of the Neiman Large Cap Value Fund (the “Fund” or “Large Cap Value”). Legal counsel reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the continuance of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the “Report”) addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflects these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). All performance data was through the period ended March 31, 2017. The Report also included comparative performance information for the Fund’s benchmark index, the S&P 500 Index. The report indicated that the Large Cap Value No Load class’ twelve month period, three-year annualized and five-year annualized returns were lower than its Peer Group average, but higher for the ten-year annualized returns. The report further indicated that the Large Cap Value No Load class’ twelve month period, three-year annualized, five-year annualized returns and ten-year annualized returns were lower than its benchmark. It was noted that for the twelve month period and three-year annualized, returns for the Fund’s Class A were equal to those of the Fund’s No Load Class. Management stated that due to the Large Cap Value’s covered call strategy, it is expected that the Fund may underperform in a strong market, but help limit losses in a down market. The Trustees concluded that the Fund’s long-term performance was consistent with their expectations relative to the Peer Group and as well as consistent with their expectation compared to the S&P 500 Index after taking into account the absence of expenses for the S&P 500 Index and the loss limiting strategy of the Fund.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser’s experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser’s financial condition and the portfolio manager’s background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser’s Form ADV and the Rule 17j-1 Code of Ethics certifications. Mr. H. Neiman also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser’s compliance efforts. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund’s expenses to limit the Fund’s operating expense (with certain exclusions) to 1.45% of its average daily net assets for shares of the No-Load Class and 1.45% of its average daily net assets for Class A Shares. The Adviser provided to the Trustees a profit & loss statement and a balance sheet, both dated as of March 31, 2017. In addition, materials submitted by the Adviser showed that for the twelve month period ended March 31, 2017 the Adviser realized an implied profit after indirect expenses related to Large Cap Value of approximately 21% of the Large Cap Value’s management fees. The Trustees noted the gross profit does not include any imputed portfolio manager or support personnel expense, which would significantly reduce profits and concluded the Adviser’s profits, even after disregarding any imputed marketing expenses, are not excessive. The Trustees then discussed the Adviser’s financial condition. Mr. H. Neiman stated that as president and majority owner of the Adviser he has consistently

2017 Semi-Annual Report 19

Additional Information (Unaudited) - continued

funded the Adviser with sufficient capital to pay all outstanding amounts “due from adviser” to keep the Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Group for the Fund. Included in the comparisons were funds with similar asset ranges. The Trustees noted that the Fund’s audited expense ratio of 1.45% was higher than the average audited expense ratio for the Peer Group, but within the Peer Group range. The Trustees also noted that Large Cap Value’s No Load net expense ratio (which includes acquired fund fees and expenses) of 1.45% was higher than the average net expense ratio (which includes acquired fund fees and expenses) for the Peer Group, but within the Peer Group range. The Trustees also noted that the management fee of 1.00% was above the Peer Group average, but within the Peer Group range. The Trustees also recognized that the Adviser is capping the Fund’s expense ratio, and therefore, the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund. Having considered the comparative data as described above, the Trustees concluded that the Fund’s management fee and expense ratios were reasonable.

Additionally, the Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, for the period of April 1, 2016 through March 31, 2017, in their capacity as Registered Reps with Peak Brokerage Services, LLC (Peak) and/or Registered Reps in their Peak branch office(s), and/or through their prior affiliation with NEXT Financial Group, LLC. It was noted that they have received approximately $607, collectively, in sales charges and trailer fees related to Large Cap Value. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees agreed they would revisit the issue of economies of scale with the Adviser when Fund assets grow to the point that a further assessment of any realized economies of scale can be made. Again, the Trustees noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios should decrease.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust and interested Trustees were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration (including a majority of the independent Trustees), they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board’s expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waiver for the Fund capped the expenses and that additional economies of scale would not be a material consideration until the Fund is substantially larger but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that renewal of the Agreement would be in the best interest of the Fund.

2017 Semi-Annual Report 20

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2017 Semi-Annual Report 21

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Neiman Balanced Allocation Fund

Class A Shares (NBAFX)
Class C Shares (NBCFX)
For Investors Seeking Total Return

SEMI-ANNUAL REPORT
September 30, 2017

NEIMAN BALANCED ALLOCATION FUND (Unaudited)

NEIMAN BALANCED ALLOCATION FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2017.

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
CLASS A (with sales charge) (B)	4.05%	2.58%	5.02%	5.92%
CLASS A (without sales charge) (B)	10.41%	4.63%	6.26%	6.80%
CLASS C (C)	9.61%	3.85%	5.47%	5.99%
Standard & Poor’s 500 Index (D)	18.61%	10.81%	14.22%	14.64%

Annual Fund Operating Expense Ratio:        Class A - Gross 3.25%, Net 2.23%
   (from 08/01/17 Prospectus)                          Class C - Gross 4.00%, Net 2.98%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Balanced Allocation Fund commenced operations on July 6, 2010. The performance numbers represent performance beginning on the first day of security trading (July 16, 2010).

(B) With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

(C) Class C shares of the Fund are offered at their NAV without sales charge. No shares are currently subject to a contingent deferred sales charge (“CDSC”) fee.

(D) The Standard & Poor’s 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2017 Semi-Annual Report 1

NEIMAN BALANCED ALLOCATION FUND

                                  Neiman Balanced Allocation Fund
                                 by Sectors (as a percentage of Net Assets)
                                                           (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2017 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent, and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, April 1, 2017 through September 30, 2017.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2017 to
	April 1, 2017	September 30, 2017	September 30, 2017

Actual	$1,000.00	$1,050.99	$7.46

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2017 to
	April 1, 2017	September 30, 2017	September 30, 2017

Actual	$1,000.00	$1,047.37	$11.29

Hypothetical	$1,000.00	$1,014.04	$11.11
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2017 Semi-Annual Report 3

Neiman Balanced Allocation Fund
		Schedule of Investments
		September 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

Mutual Funds
6,267	AB Large Cap Growth Fund - Class I	$313,592
12,442	Cohen & Steers Real Estate Securities Fund - Class I	189,742
10,103	Fidelity® 500 Index Fund - Investor Class	894,157
9,573	Fidelity® Total Market Index Fund - Investor Class	700,630
32,349	Fidelity® U.S. Bond Index Fund - Investor Class	376,225
11,816	FMI International Fund - Investor Class	396,894
35,676	Frost Total Return Bond Fund Institutional Class	374,596
53,688	Neiman Large Cap Value Fund - No Load Class +	1,424,881
42,149	Neiman Opportunities Fund - Class A +	520,536
76,084	PIMCO Income Fund - Institutional Class	946,487
32,844	Schwab Fundamental Emerging Markets Large Company Index Fund	299,862
35,403	Schwab International Index Fund®	731,790
11,406	Wells Fargo Special Small Cap Value Fund - Class A	398,181
Total for Mutual Funds (Cost $6,374,319)		7,567,573	81.99%

Exchange Traded Funds
9,900	Schwab Intermediate-Term U.S. Treasury ETF™	533,808
6,700	Schwab U.S. Aggregate Bond ETF™	350,812
2,600	Schwab U.S. Large-Cap Growth ETF™	171,782
4,000	Schwab U.S. REIT ETF™	164,520
Total for Exchange Traded Funds (Cost $1,205,642)		1,220,922	13.23%

Money Market Funds
451,025	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.91% *	451,025	4.89%
Total for Money Market Funds (Cost $451,025)
	Total Investments	9,239,520	100.11%
	(Cost $8,030,986)
	Liabilities in Excess of Other Assets	(10,001)	-0.11%
	Net Assets	$9,229,519	100.00%

+ Affiliated Fund. * The Yield Rate shown represents the 7-day yield at September 30, 2017.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 4

Neiman Balanced Allocation Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2017
Assets:
Unaffiliated Investment Securities at Fair Value	$7,294,103
(Cost $6,545,166)
Affiliated Investment Securities at Fair Value	1,945,417
(Cost $1,485,820)
Due from Adviser	1,825
Cash	1,242
Prepaid Expenses	8,034
Receivables:
Dividends and Interest	6,511
Shareholder Subscriptions	6,692
Total Assets	9,263,824
Liabilities:
Payable for Shareholder Redemptions	1,916
Accrued Distribution and Service (12b-1) Fees	10,977
Accrued Compliance Officer Expense	1,006
Other Accrued Expenses	20,406
Total Liabilities	34,305
Net Assets	$9,229,519

Net Assets Consist of:
Paid In Capital	$7,958,257
Accumulated Undistributed Net Investment Income (Loss)	(16,172)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	78,900
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	1,208,534
Net Assets	$9,229,519

Class A
Net Assets	$6,519,746
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	506,408
Net Asset Value and Redemption Price Per Share	$12.87
Maximum Offering Price Per Share ($12.87/0.9425) (a)	$13.66

Class C
Net Assets	$2,709,773
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	213,393
Net Asset Value, Offering Price and Redemption Price Per Share	$12.70

(a) Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 5

Neiman Balanced Allocation Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2017

Investment Income:
Dividends from Unaffiliated Funds	$56,906
Dividends from Affiliated Funds	9,679
Interest from Unaffiliated Funds	3,352
Total Investment Income	69,937
Expenses:
Management fees	46,362
Transfer agent fees & accounting fees	17,568
Distribution and service (12b-1) fees - Class A	8,074
Distribution and service (12b-1) fees - Class C	14,066
Administration fees	15,041
Audit fees	9,285
Registration expense	7,348
Custody fees	5,014
Legal fees	2,770
Compliance officer expense	2,006
Miscellaneous expense	3,009
Printing and postage expense	1,504
Trustees fees	1,504
Insurance expense	1,246
Total Expenses	134,797
Less: Expense Waiver / Expense Reimbursement	(57,022)
Net Expenses	77,775
Net Investment Income (Loss)	(7,838)

Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Unaffiliated Investment Companies	1,823
Capital Gain Distributions from Affiliated Investment Companies	55,778
Realized Gain (Loss) on Unaffiliated Investments	21,222
Realized Gain (Loss) on Affiliated Investments	28,365
Change In Unrealized Appreciation (Depreciation) on Unaffiliated Investments	303,075
Change In Unrealized Appreciation (Depreciation) on Affiliated Investments	48,161
Net Realized and Unrealized Gain (Loss) on Investments	458,424

Net Increase (Decrease) in Net Assets from Operations	$450,586

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 6

Neiman Balanced Allocation Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2017	4/1/2016
	to	to
	9/30/2017	3/31/2017
From Operations:
Net Investment Income (Loss)	$(7,838)	$77,006
Capital Gain Distributions from Investment Companies	57,601	170,981
Net Realized Gain (Loss) on Investments	49,587	65,494
Change in Net Unrealized Appreciation (Depreciation) on Investments	351,236	682,691
Increase (Decrease) in Net Assets from Operations	450,586	996,172
From Distributions to Shareholders:
Net Investment Income
Class A	(2,312)	(84,738)
Class C	(1,042)	(12,135)
Net Realized Gain from Security Transactions
Class A	-	-
Class C	-	-
Change in Net Assets from Distributions	(3,354)	(96,873)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	376,562	743,941
Class C	51,681	159,266
Shares Issued on Reinvestment of Dividends
Class A	1,389	51,701
Class C	905	9,984
Cost of Shares Redeemed
Class A	(659,300)	(4,549,745)
Class C	(355,813)	(1,288,323)
Net Increase (Decrease) from Shareholder Activity	(584,576)	(4,873,176)
Net Increase (Decrease) in Net Assets	(137,344)	(3,973,877)
Net Assets at Beginning of Period	9,366,863	13,340,740
Net Assets at End of Period (Including Accumulated	$9,229,519	$9,366,863
Undistributed Net Investment Income (Loss) of ($16,172) and ($4,980))
Share Transactions:
Issued
Class A	30,114	63,620
Class C	4,215	13,768
Reinvested
Class A	111	4,408
Class C	73	870
Redeemed
Class A	(52,951)	(391,217)
Class C	(28,726)	(112,188)
Net Increase (Decrease) in Shares	(47,164)	(420,739)

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 7

Neiman Balanced Allocation Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2017		4/1/2016	4/1/2015	4/1/2014	4/1/2013	4/1/2012
	to		to	to	to	to	to
	9/30/2017		3/31/2017	3/31/2016	3/31/2015	3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$12.25		$11.26	$12.52	$12.69	$12.26	$11.42
Net Investment Income (Loss) (a)	0.00	+	0.11	0.12	0.21	0.11	0.13
Net Gains or Losses on Securities
(realized and unrealized)	0.62		1.03	(0.66)	0.35	1.15	0.85
Total from Investment Operations	0.62		1.14	(0.54)	0.56	1.26	0.98
Distributions (From Net Investment Income)	0.00	+	(0.15)	(0.16)	(0.18)	(0.14)	(0.14)
Distributions (From Capital Gains)	0.00		0.00	(0.56)	(0.55)	(0.69)	0.00
Total Distributions	0.00		(0.15)	(0.72)	(0.73)	(0.83)	(0.14)
Net Asset Value -
End of Period	$12.87		$12.25	$11.26	$12.52	$12.69	$12.26
Total Return (b)	5.10%	*	10.16%	(4.53)%	4.49%	10.38%	8.62%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$6,520		$6,482	9,601 $	$14,924	$14,210	$9,710
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (c)	2.68%	**	2.47%	2.02%	1.88%	1.97%	2.08%
Ratio of Net Investment Income (Loss) to Average Net Assets (c) (d)	-1.17%	**	-0.08%	0.49%	1.21%	0.38%	0.53%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.45%	**	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (c) (d)	0.06%	**	0.94%	1.06%	1.64%	0.90%	1.16%
Portfolio Turnover Rate	16.96%	*	42.10%	77.03%	61.81%	71.76%	63.16%

+ Amount calculated is less than +/- $0.005.
* Not Annualized.
** Annualized.
(a) Based on Average Shares Outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of
Investments.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 8

Neiman Balanced Allocation Fund

Financial Highlights - Class C	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2017		4/1/2016	4/1/2015	4/1/2014	4/1/2013	4/1/2012
	to		to	to	to	to	to
	9/30/2017		3/31/2017	3/31/2016	3/31/2015	3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$12.13		$11.15	$12.39	$12.54	$12.12	$11.28
Net Investment Income (Loss) (a)	(0.04)		0.02	0.04	0.11	0.01	0.04
Net Gains or Losses on Securities
(realized and unrealized)	0.61		1.01	(0.66)	0.36	1.12	0.84
Total from Investment Operations	0.57		1.03	(0.62)	0.47	1.13	0.88
Distributions (From Net Investment Income)	0.00	+	(0.05)	(0.06)	(0.07)	(0.02)	(0.04)
Distributions (From Capital Gains)	0.00		0.00	(0.56)	(0.55)	(0.69)	0.00
Total Distributions	0.00		(0.05)	(0.62)	(0.62)	(0.71)	(0.04)
Net Asset Value -
End of Period	$12.70		$12.13	$11.15	$12.39	$12.54	$12.12
Total Return (b)	4.74%	*	9.23%	(5.23)%	3.81%	9.43%	7.84%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$2,710		$2,885	3,740 $	$5,813	$5,926	$6,481
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (c)	3.43%	**	3.22%	2.77%	2.63%	2.72%	2.83%
Ratio of Net Investment Income (Loss) to Average Net Assets (c) (d)	-1.92%	**	-0.83%	-0.26%	0.42%	-0.42%	-0.33%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (c)	2.20%	**	2.20%	2.20%	2.20%	2.20%	2.20%
Ratio of Net Investment Income (Loss) to Average Net Assets (c) (d)	-0.69%	**	0.19%	0.31%	0.85%	0.11%	0.31%
Portfolio Turnover Rate	16.96%	*	42.10%	77.03%	61.81%	71.76%	63.16%

+ Amount calculated is less than +/- $0.005.
* Not Annualized.
** Annualized.
(a) Based on Average Shares Outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of
Investments.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 9

     NOTES TO FINANCIAL STATEMENTS
NEIMAN BALANCED ALLOCATION FUND
September 30, 2017
(Unaudited)

1.) ORGANIZATION
Neiman Balanced Allocation Fund (the “Fund”) is a diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2017, there are four series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the “Adviser”). The Fund commenced operations on July 6, 2010 and the Fund commenced investing in line with its objectives on July 16, 2010. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares of the Fund are offered at net asset value without an initial sales charge. The Fund’s investment objective is to seek total return. The Fund pursues its investment objective using a fund-of-funds strategy by investing in underlying mutual funds.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2017, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

2017 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated pro-rata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the secu-

2017 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

rity is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds are valued at the net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy. The underlying mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,567,573	$0	$0	$7,567,573
Exchange Traded Funds	1,220,922	0	0	1,220,922
Money Market Funds	451,025	0	0	451,025
Total	$9,239,520	$0	$0	$9,239,520

The Fund did not hold any Level 2 or Level 3 assets during the six month period ended September 30, 2017. There were no transfers into or out of the levels during the six month period ended September 30, 2017. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended September 30, 2017.

Holdings and transactions in Neiman Large Cap Value Fund, an affiliated fund, during the fiscal year ended March 31, 2017 were as follows:

Shares Held March 31, 2017	59,154
Purchases	–
Sales	(5,466)
Shares Held September 30, 2017	53,688

The aggregate cost and fair value of the Fund’s investment in Neiman Large Cap Value Fund at September 30, 2017 was $1,068,314 and $1,424,881, respectively. The investment represented 15.44% of net assets as of September 30, 2017. For the six month period ended September 30, 2017, there were $6,312 in dividends and $55,758 of capital gain distributions received from Neiman Large Cap Value Fund. In addition, for the six month period ended September 30, 2017, the Fund generated $25,085 in realized gains on sales of Neiman Large Cap Value Fund, and gained $565 resulting from the change in unrealized appreciation of Neiman Large Cap Value Fund.

Also, holdings and transactions in Neiman Opportunities Fund, an affiliated fund, during the six month period ended September 30, 2017 were as follows:

2017 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

Shares Held March 31, 2017	45,565
Purchases	–
Sales	(3,416)
Shares Held September 30, 2017	42,149

The aggregate cost and fair value of the Fund’s investment in Neiman Opportunities Fund at September 30, 2017 was $417,506 and $520,536, respectively. The investment represented 5.64% of net assets as of September 30, 2017. For the six month period ended September 30, 2017, there were $3,367 in dividends and $20 of capital gain distributions received from Neiman Opportunities Fund. In addition, for the six month period ended September 30, 2017, the Fund generated $3,280 in realized gains on sales of Neiman Opportunities Fund, and gained $47,596 resulting from the change in unrealized appreciation of Neiman Opportunities Fund.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2017, the Adviser earned management fees totaling $46,362 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets for Class A Shares and at 2.20% of the Fund’s average daily net assets for Class C Shares. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2018. The fee waiver will automatically terminate on July 31, 2018 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2018.

For the six month period ended September 30, 2017, the Adviser waived fees and/or reimbursed expenses totaling $57,022. The Adviser owed the Fund $1,825 at September 30, 2017. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. Class C Shares pay annual 12b-1 fees equal to 1.00% of its average daily net assets. During the six month period ended September 30, 2017, there were $8,074 and $14,066 of 12b-1 fees incurred by Class A and Class C shares, respectively. As of September 30, 2017, the Fund had an accrued liability of $10,977 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the six month period ended September 30, 2017, certain owners of the Adviser received financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”), a FINRA registered broker/dealer. During the six month period ended September 30, 2017, those individuals earned $1,197 resulting from the sale of the Fund’s Class A shares in their roles with Peak. Additionally, during the six month period ended September 30, 2017, those individuals earned $820 and $3,659 associated with trailing commissions of the Fund’s Class A and Class C shares, respectfully, which are paid from available class specific accrued 12b-1 fees.

2017 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, earned $2,006 for his services during the six month period ended September 30, 2017. The Fund owed the Chief Compliance Officer $1,006 as of September 30, 2017. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust.

7.) INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2017, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,445,982 and $2,352,573, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2017, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 39.33% of the Class A shares, and therefore may be deemed to control the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at September 30, 2017 was $8,030,986.

At September 30, 2017, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,218,190	($9,656)	$1,208,534

The tax character of distributions paid from Class A was as follows:

	Six Months Ended	Fiscal Year Ended
	September 30, 2017	March 31, 2017
Ordinary Income:	$ 2,312	$ 84,738
Long-term Capital Gain:	0	0
	$ 2,312	$ 84,738

The tax character of distributions paid from Class C was as follows:

	Six Months Ended	Fiscal Year Ended
	September 30, 2017	March 31, 2017
Ordinary Income:	$ 1,042	$ 12,135
Long-term Capital Gain:	0	0
	$ 1,042	$ 12,135

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2017 Semi-Annual Report 14

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2017 Semi-Annual Report 15

ADDITIONAL INFORMATION
September 30, 2017
(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 17, 2017, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the Management Agreement between the Trust and the Adviser (the “Agreement”), on behalf of the Neiman Balanced Allocation Fund (the “Fund” or “Balanced Allocation”). Legal Counsel reminded the Board of the memorandum provided by Thompson Hine LLP and explained that, in consideration of the continuance of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the “Report”) addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflect these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). All performance data was through the period ended March 31, 2017. The Report also included comparative performance information for the Fund’s benchmark index, the S&P 500 Index. The report indicated that Class A of Balanced Allocation underperformed its Peer Group average for the twelve month, three-year annualized and five-year annualized periods. The report further indicated that Class C of Balanced Allocation underperformed its Peer Group average for the twelve month, three-year annualized and five-year annualized periods. At the same time, it was noted that both classes underperformed the Fund’s benchmark index for the twelve month, three-year annualized, five-year annualized and since-inception returns. The Adviser noted that the under-performance of the Fund compared to the comparative index was due to the balanced nature of the Fund and the fact that if the market does well the Fund will not fully participate on the upside and therefore will lag the benchmark. The Trustees concluded that the Fund’s long-term performance was consistent with their expectations relative to the S&P 500 Index and somewhat, although not alarmingly, below expectations relative to the Peer Group.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser’s experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser’s financial condition, the portfolio manager’s background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser’s Form ADV and the Rule 17j-1 Code of Ethics certifications. The representatives also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser’s compliance efforts. The representatives discussed the Adviser’s financial stability. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund’s expenses to limit the Fund’s operating expenses (with certain exclusions) to 1.45% for Class A shares and 2.20% for Class C shares. The Adviser provided to the Trustees a profit & loss statement and a balance sheet, both dated as of March 31, 2017. In addition, materials submitted by the Adviser showed that for the twelve month period ended March 31, 2017, the Adviser realized no profit, but a loss, before and after indirect expenses related to Balanced Allocation. The Trustees noted the gross profit calculation does not include any imputed portfolio manager or support personnel expense, which would significantly increase losses and concluded the Adviser’s profits are not excessive. The Trustees then discussed the Adviser’s financial condition. Mr. H. Neiman stated that as president and majority

2017 Semi-Annual Report 16

Additional Information (Unaudited) - continued

owner of the Adviser he has consistently funded the Adviser with sufficient capital to pay all outstanding amounts “due from adviser” to keep the Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Group for the Fund. Included in the comparisons were funds with similar asset ranges. The Trustees noted that Balanced Allocation’s Class A and Class C audited expense ratios of 1.45% and 2.20%, respectively, were both higher than the average audited expense ratio of the Peer Group, but within the Peer Group range. Balanced Allocation’s net expense ratio (which includes acquired fund fees and expenses) of 2.90% for Class A and 3.65% for Class C, respectively, were both higher than the average net expense ratio (which includes acquired fund fees and expenses) for the Peer Group, but Class A and Class C were within the Peer Group range. The Trustees also noted that the management fee of 1.00% was above the Peer Group average and was at the high end of the Peer Group range. However, the Trustees also recognized that the Adviser is capping the Fund’s expense ratio, and therefore the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund. Having considered the comparative data as described above, the Trustees concluded that the Fund’s management fee and expense ratios were reasonable.

Additionally, the Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, for the period of April 1, 2016 through March 31, 2017, in their capacity as Registered Reps with Peak Brokerage Services, LLC (Peak) and/or Registered Reps in their Peak branch office(s), and/or through their prior affiliation with NEXT Financial Group, LLC. It was noted that they have received approximately $11,586, collectively, in sales charges and trailer fees related to Balanced Allocation. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees agreed they would revisit the issue of economies of scale with the Adviser when Fund assets grow to the point that a further assessment of any realized economies of scale can be made. Again, the Trustees noted that the Adviser has contractually agreed to waive the management fee and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios should come down.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust and interested Trustees were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration (including a majority of the independent Trustees), they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board’s expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waivers for the Fund capped the expenses and that additional economies of scale would not be a material consideration until the Fund is substantially larger, but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that the renewal of the Agreement would be in the best interest of the Fund.

2017 Semi-Annual Report 17

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Balanced Allocation Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Neiman Tactical Income Fund

Class A Shares (NTAFX)
For Investors Seeking Total Return With Capital Preservation as a Secondary Objective.

SEMI-ANNUAL REPORT
September 30, 2017

NEIMAN TACTICAL INCOME FUND (Unaudited)

NEIMAN TACTICAL INCOME FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2017.

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
Class A Shares (with sales charge) (B)*	-1.95%	-0.75%	1.25%	1.75%
Class A Shares (without sales charge) (B)*	4.00%	1.22%	2.46%	2.90%
Barclays Capital US Aggregate Bond Index (C)	0.07%	2.71%	2.06%	2.27%
Standard & Poor’s 500 Index (D)	18.61%	10.81%	14.22%	14.83%

Annual Fund Operating Expense Ratio (from 8/1/17 Prospectus) : Class A - Gross 2.42%, Net 1.86%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

(B) The inception date of the Neiman Tactical Income Fund and Class A Shares was June 29, 2012.

(C) The Barclays Capital US Aggregate Bond Index (also known as Bloomberg Barclays US Aggregate Bond Index) covers the USD-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities whose composition is different from the Fund. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S.

(D) The Standard & Poor’s 500 is a market capitalization-weighted dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot invest directly in an index.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTOR’S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2017 Semi-Annual Report 1

NEIMAN TACTICAL INCOME FUND (Unaudited)

                                           Neiman Tactical Income Fund
                                      by Sectors (as a percentage of Net Assets)

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2017 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly charged the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period April 1, 2017 through September 30, 2017.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2017 to
	April 1, 2017	September 30, 2017	September 30, 2017

Actual	$1,000.00	$1,030.20	$7.38

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2017 Semi-Annual Report 3

Neiman Tactical Income Fund
		Schedule of Investments
		September 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

MUTUAL FUNDS
231,677	Lord Abbett High Yield Fund – Class I	$1,797,811
21,019	PIMCO Income Fund – Institutional Class	261,481
324	Virtus Seix High Income Fund – Class I	2,115
Total for Mutual Funds (Cost $1,985,811)		2,061,407	20.48%

EXCHANGE TRADED FUNDS
15,647	iShares® iBoxx $ High Yield Corporate Bond ETF	1,388,828
8,500	iShares® J.P. Morgan USD Emerging Markets Bond ETF	989,570
17,200	PowerShares Senior Loan Portfolio	398,352
49,697	SPDR® Barclays Short Term High Yield Bond ETF	1,390,025
36,704	SPDR® Bloomberg Barclays High Yield Bond ETF	1,369,793
52,900	VanEck Vectors Fallen Angel High Yield Bond ETF	1,603,399
11,200	Vanguard Total International Bond ETF	611,408
Total for Exchange Traded Funds (Cost $7,319,840)		7,751,375	77.03%

Money Market Funds
250,555	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.91% *	250,555	2.49%
Total for Money Market Funds (Cost $250,555)

	Total Investments	10,063,337	100.00%
	(Cost $9,556,206)
	Liabilities in Excess of Other Assets	(54)	0.00%
	Net Assets	$10,063,283	100.00%

* The Yield Rate shown represents the 7-day yield at September 30, 2017.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 4

Neiman Tactical Income Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2017
Assets:
Investment Securities at Fair Value	$10,063,337
(Cost $9,556,206)
Due from Advisor	1,401
Prepaid Expenses	14,454
Receivables:
Dividends and Interest	10,566
Shareholder Purchases	531
Total Assets	10,090,289
Liabilities:
Accrued Distribution and Service (12b-1) Fees	6,602
Accrued Compliance Officer Expense	1,006
Other Accrued Expenses	19,230
Payable for Shareholder Redemptions	168
Total Liabilities	27,006
Net Assets	$10,063,283

Net Assets Consist of:
Paid In Capital	$11,335,979
Accumulated Undistributed Net Investment Income (Loss)	187,817
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(1,967,644)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	507,131
Net Assets	$10,063,283

Class A
Net Assets	$10,063,283
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	1,053,505
Net Asset Value and Redemption Price Per Share	$9.55
Maximum Offering Price Per Share ($9.55/0.9425) (a)	$10.13

(a) Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 5

Neiman Tactical Income Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2017

Investment Income:
Dividends	$265,408
Interest	1,132
Total Investment Income	266,540
Expenses:
Management fees	54,294
Transfer agent fees & accounting fees	17,568
Distribution and service (12b-1) fees - Class A	13,573
Registration expense	13,542
Administration fees	12,032
Audit fees	9,285
Custody fees	4,246
Miscellaneous expense	3,009
Legal fees	2,770
Printing and postage expense	2,403
Compliance officer expense	2,006
Insurance expense	1,993
Trustees fees	1,504
Total Expenses	138,225
Less:
Expense Waiver / Expense Reimbursement	(59,499)
Net Expenses	78,726
Net Investment Income (Loss)	187,814

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	71,539
Change In Unrealized Appreciation (Depreciation) on Investments	66,946
Net Realized and Unrealized Gain (Loss) on Investments	138,485

Net Increase (Decrease) in Net Assets from Operations	$326,299

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 6

Neiman Tactical Income Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2017	4/1/2016
	to	to
	9/30/2017	3/31/2017
From Operations:
Net Investment Income (Loss)	$187,814	$510,675
Capital Gain Distributions from Investment Companies	-	636
Net Realized Gain (Loss) on Investments	71,539	101,843
Change in Net Unrealized Appreciation (Depreciation) on Investments	66,946	608,180
Increase (Decrease) in Net Assets from Operations	326,299	1,221,334
From Distributions to Shareholders:
Net Investment Income	(69,225)	(433,215)
Net Realized Gain from Security Transactions	-	-
Change in Net Assets from Distributions	(69,225)	(433,215)
From Capital Share Transactions:
Proceeds From Sale of Shares	932,969	3,899,680
Shares Issued on Reinvestment of Dividends	38,039	226,766
Cost of Shares Redeemed	(2,816,931)	(17,983,975)
Net Increase (Decrease) from Shareholder Activity	(1,845,923)	(13,857,529)
Net Increase (Decrease) in Net Assets	(1,588,849)	(13,069,410)
Net Assets at Beginning of Period	11,652,132	24,721,542
Net Assets at End of Period (Including Accumulated Undistributed	$10,063,283	$11,652,132
Net Investment Income (Loss) of $187,817 and $69,228)

Share Transactions:
Issued	98,848	420,071
Reinvested	4,051	24,749
Redeemed	(298,455)	(1,929,380)
Net Increase (Decrease) in Shares	(195,556)	(1,484,560)

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 7

Neiman Tactical Income Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding throughout	4/1/2017		4/1/2016	4/1/2015	4/1/2014	4/1/2013	6/29/2012*
the period:	to		to	to	to	to	to
	9/30/2017		3/31/2017	3/31/2016	3/31/2015	3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$9.33		$9.04	$9.68	$10.03	$10.45	$10.00
Net Investment Income (Loss) (a)	0.16		0.27	0.10	0.27	0.28	0.32
Net Gains or Losses on Securities
(realized and unrealized) (b)	0.12		0.33	(0.58)	(0.25)	0.03	0.42
Total from Investment Operations	0.28		0.60	(0.48)	0.02	0.31	0.74
Distributions (From Net Investment Income)	(0.06)		(0.31)	(0.16)	(0.27)	(0.40)	(0.16)
Distributions (From Capital Gains)	-		-	-	(0.10)	(0.33)	(0.13)
Total Distributions	(0.06)		(0.31)	(0.16)	(0.37)	(0.73)	(0.29)
Net Asset Value -
End of Period	$9.55		$9.33	$9.04	$9.68	$10.03	$10.45
Total Return (c)	3.02%	**	6.71%	(4.97)%	0.19%	3.34%	7.44%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$10,063		$11,652	$24,722	$29,569	$30,935	$49,172
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	2.55%	***	2.01%	1.81%	1.81%	1.82%	1.66%	***
Ratio of Net Investment Income (Loss) to
Average Net Assets (d) (e)	2.36%	***	2.30%	0.66%	2.32%	2.37%	3.89%	***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45%	***	1.45%	1.45%	1.45%	1.45%	1.45%	***
Ratio of Net Investment Income (Loss) to
Average Net Assets (d) (e)	3.46%	***	2.86%	1.02%	2.68%	2.74%	4.11%	***
Portfolio Turnover Rate	0.00%	**	44.53%	268.57%	183.94%	225.73%	364.88%	**

* The Fund and Class A commenced operations on June 29, 2012.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying funds listed in the Schedule of
Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 8

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN TACTICAL INCOME FUND
September 30, 2017
(Unaudited)

1.) ORGANIZATION
Neiman Tactical Income Fund (the “Fund”) is a non-diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2017, there are four series authorized by the Trust. The Fund (Class A) commenced operations on June 29, 2012 and currently offers Class A shares. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s primary investment objective is total return with capital preservation as a secondary objective. The Fund pursues its investment objectives using a fund-of-funds strategy by investing in open-end investment companies, including mutual funds and exchange trades funds. Neiman Funds Management, LLC is the adviser to the Fund (the “Adviser”) and the sub-adviser to the Fund is Absolute Capital Management, LLC (the “Sub-Adviser” or “Absolute Capital”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2017, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

2017 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date for financial statement purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prora-ta to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are

2017 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds are valued at the net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy. The underlying mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 2,061,407	$0	$0	$ 2,061,407
Exchange Traded Funds	7,751,375	0	0	7,751,375
Money Market Funds	250,555	0	0	250,555
Total	$10,063,337	$0	$0	$10,063,337

The Fund did not hold any level 3 assets during the six month period ended September 30, 2017. There were no transfers into or out of level 1 and level 2 during the six month period ended September 30, 2017. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended September 30, 2017.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% of the Fund’s average daily net assets.

Absolute Capital Management, LLC is the sub-adviser of the Fund makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment program. As full compensation for all services rendered, the Adviser, not the Fund, pays the Sub-Adviser a sub-advisory fee.

2017 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

For the six month period ended September 30, 2017, the Adviser earned management fees totaling $54,294 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets through July 31, 2018. The fee waiver will automatically terminate on July 31, 2018 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2018.

For the six month period ended September 30, 2017, the Adviser waived fees and/or reimbursed expenses totaling $59,499. The Adviser owed the Fund $1,401 at September 30, 2017.

Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the six month period ended September 30, 2017, there were $13,573 of 12b-1 fees incurred by Class A. As of September 30, 2017, the Fund had an accrued liability of $6,602 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the six month period ended September 30, 2017, certain owners of the Adviser received financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”), a FINRA registered broker/dealer. During the six month period ended September 30, 2017, those individuals earned $18 resulting from the sale of the Fund’s Class A shares in their roles with Peak. Additionally, during the six month period ended September 30, 2017, those individuals earned $140 associated with trailing commissions of the Fund’s Class A, which are paid from available class specific accrued 12b-1 fees.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, received $2,006 for his services during the six month period ended September 30, 2017. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust. The Fund owed the Chief Compliance Officer $1,006 at September 30, 2017.

7.) PURCHASES AND SALES OF SECURITIES
For the six month period ended September 30, 2017, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $64 and $1,612,591, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2017, National Financial Services LLC located in New York, New York, for the benefit of its customers, owned, in the aggregate, 43.56% of the Fund, and therefore may be deemed to control the Fund. Also, Ameritrade Inc. located in Omaha, Nebraska, for the benefit of its customers, owned, in the aggregate, 25.35% of the Fund, and therefore may be deemed to control the Fund.

2017 Semi-Annual Report 12

Notes to the Financial Statements (Unaudited) - continued

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at September 30, 2017 was $9,556,206.

At September 30, 2017, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$510,356	($3,225)	$507,131

The tax character of distributions for Class A was as follows:

	Six Months Ended	Fiscal Year Ended
	September 30, 2017	March 31, 2017
Ordinary Income	$ 69,225	$ 433,215
Long-term Capital Gain	0	0
	$ 69,225	$ 433,215

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2017 Semi-Annual Report 13

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2017 Semi-Annual Report 14

ADDITIONAL INFORMATION
September 30, 2017
(UNAUDITED)

1.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 17, 2017, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the Management Agreement between the Trust and the Adviser (the “Agreement”), on behalf of the Neiman Tactical Income Fund (the “Fund” or “Tactical Income”). Legal counsel reminded the Board of the memorandum provided by Thompson Hine LLP and again explained that, in consideration of the continuance of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the “Report”) addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflect these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). The Trustees noted that the Adviser oversees Absolute Capital Management, LLC (the Fund’s sub-adviser) and that performance is attributable almost entirely to Absolute Capital Management, LLC. All performance data was through the period ended March 31, 2017. The Report also included comparative performance information for the Fund’s benchmark index, the Bloomberg Barclays Capital US Aggregate Bond Index. The Trustees noted that the Fund performed within the range of its Peer Group during the twelve-month period ended March 31, 2017. Class A shares’ twelve-month and three-year annualized returns underperformed its Peer Group average. The report further indicated that Class A shares’ twelve-month annualized returns outperformed the Bloomberg Barclays Capital US Aggregate Bond Index and three-year annualized returns underperformed the Bloomberg Barclays Capital US Aggregate Bond Index. It was also noted that the Class A shares’ (without a sales charge) outperformed the Index since inception. The Trustees concluded that the Fund’s performance was consistent with their expectations.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser’s experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser’s financial condition and the portfolio manager’s background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser’s Form ADV and the Rule 17j-1 Code of Ethics certifications. The representatives of the Adviser also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser’s compliance efforts. The representatives of the Adviser discussed the Adviser’s financial stability. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund’s expenses to limit the Fund’s operating expenses (with certain exclusions) to 1.45% of its average daily net assets for Class A shares. The Adviser provided to the Trustees a profit & loss statement and a balance sheet, both dated as of March 31, 2017. In addition, materials submitted by the Adviser showed that for the twelve month period ended March 31, 2017 the Adviser did not realize any profits, but took on a loss, after indirect expenses related to the Tactical Income, of approximately -10% of the Tactical Income’s gross

2017 Semi-Annual Report 15

Additional Information (Unaudited) - continued

management fees. The Trustees noted the gross loss does not include any imputed oversight personnel expense, which would significantly increase losses and concluded the Adviser’s profits, even after disregarding any imputed marketing expenses, are not excessive. The Trustees then discussed the Adviser’s financial condition. Mr. H. Neiman stated that as president and majority owner of the Adviser he has consistently funded the Adviser with sufficient capital to pay all outstanding amounts “due from adviser” to keep the Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Group for the Fund. Included in the comparisons were funds with similar asset ranges. The Trustees noted that Tactical Income’s Class A audited expense ratio of 1.45% was higher than the average audited expense ratio for the Peer Group, but within the range of the Peer Group. Tactical Income’s net expense ratio (which includes acquired fund fees and expenses) of 1.76% for Class A was higher than the average net expense ratio (which includes acquired fund fees and expenses) for the Peer Group, but within the Peer Group range. The Trustees also noted that the management fee of 1.00% was above the Peer Group average, but within the range of the Peer Group. The Trustees also recognized that the Adviser is capping the Fund’s expense ratios, and therefore the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund. Having considered the comparative data as described above, the Trustees concluded that the Fund’s management fees and expense ratios were reasonable.

Additionally, the Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, for the period of April 1, 2016 through March 31, 2017, in their capacity as Registered Reps with Peak Brokerage Services, LLC (Peak) and/or Registered Reps in their Peak branch office(s), and/or through their prior affiliation with NEXT Financial Group, LLC. It was noted that they have received approximately $599, collectively, in sales charges and trailer fees related to Tactical Income. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees agreed they would revisit the issue of economies of scale with the Adviser when Fund assets grow to the point that a further assessment of any realized economies of scale can be made. Again, the Trustees noted that the Adviser has contractually agreed to waive the management fee and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios should come down.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust and interested Trustees were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration (including a majority of the independent Trustees), they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board’s expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waivers for the Fund capped the expenses and that additional economies of scale would not be a material consideration until the Fund is substantially larger, but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that the renewal of the Agreement would be in the best interest of the Fund.

2.) RENEWAL OF SUB-ADVISORY AGREEMENT
At a meeting held on May 17, 2017, the Board of Trustees consider the renewal of the Sub-Advisory Agreement (the “Agreement”) between the Neiman Funds Management LLC (the “Adviser”) and Absolute Capital Management, LLC (the “Sub-Adviser”), with respect to the

2017 Semi-Annual Report 16

Additional Information (Unaudited) - continued

Neiman Tactical Income Fund (the “Fund”). Legal Counsel reminded the Board of the memorandum provided by Thompson Hine LLP and explained that, in consideration of the continuance of the sub-advisory agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal Counsel also explained that the Sub-Adviser had provided information to the Trustees necessary for evaluation of the Agreement.

In reviewing the Agreement, the Board of Trustees received materials from the Sub-Adviser addressing the following factors: (i) the investment performance of the Sub-Adviser; (ii) the nature, extent and quality of the services to be provided by the Sub-Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Sub-Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board reviewed and discussed the background and investment management experience of the Sub-Adviser’s professional staff. They reviewed the firm’s history, background and financial industry experience. The Board then reviewed and discussed the investment strategy of the Sub-Adviser, noting that the strategy relies mainly on tactical moves between high yield securities and other investments. In addition to the performance review of the Fund, the Board reviewed the performance of the Sub-Adviser’s composite account, which employs a somewhat similar strategy and found long-term performance to be generally consistent with that of the Fund.

The Trustees then reviewed the nature, extent and quality of the services provided by the Sub-Adviser, and analyzed the Sub-Adviser’s experience and capabilities. The representatives of the Sub-Adviser reviewed and discussed with the Board the Sub-Adviser’s Form ADV, internal compliance policies and the 17j-1 certifications, each of which had been previously provided to the Board. They also reviewed the Sub-Adviser’s financial information and discussed the firm’s ability to meet its obligations under the Agreement. The Board concluded that the nature and extent of the services provided by the Sub-Adviser were consistent with their expectations. The Trustees also concluded that the Sub-Adviser has the resources to provide quality advisory services to the Fund.

The Trustees then reviewed the fees paid to the Sub-Adviser, as well as the Sub-Adviser’s profits. It was noted that under the Agreement, all fees paid to the Sub-Adviser are paid by the Adviser. The representatives of the Adviser noted that, under the Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee, computed daily and payable monthly, at an annual rate equal to 0% of the gross management fee paid by the Fund to the Adviser (the “Gross Management Fee”) during months when the Fund’s average daily net assets are equal to or less than $25 million. During the months when the Fund’s average daily net assets are greater than $25 million, but equal to or less than $100 million, the sub-advisory fee will be equal to 25% of the Gross Management Fee. During the months when the Fund’s average daily net assets are greater than $100 million, the sub-advisory fee will be equal to a rate of 30% of the Gross Management Fee. The representatives of the Adviser noted that the current Gross Management fee is set at 1.00% . In reviewing the Reports provided to them, the Trustees noted that in the calendar year ended March 31, 2017 the Sub-Adviser received a very modest profit in terms of actual dollars from its service as the Fund’s sub-adviser because as of June 2016 Fund assets fell below $25 million, the threshold at which the Sub-Adviser receives a management fee. They then reviewed a table showing advisory fees paid by comparable funds (the “Peer Group”) and determined that that the sub-advisory fee was lower than the Peer Group average and was reasonable. The Board also concluded that, in consideration of the asset floor of $25 million to which the Fund had to grow before the Sub-Adviser received any sub-advisory fees, the Sub-Adviser’s profitability was at an acceptable level, in light of the extent and quality of the services being provided to the Fund.

As for potential economies of scale, the Board observed that the Agreement does not contain any breakpoints that reduce the fee rate on assets above specified levels. However, the Trustees remarked that the sub-advisory fees are not paid by the Fund, but by the Adviser, and further, the Sub-Adviser was not paid until the Fund’s average daily net assets were equal to or greater than $25 million in a given month. Additionally, because the Sub-Adviser is receiving a percentage of the Adviser’s fee, the Sub-Adviser’s fee rate will decrease as the Adviser reduces its manage-

2017 Semi-Annual Report 17

Additional Information (Unaudited) - continued

ment fee. The Trustees also recognized that other sub-advisory agreements with competitor funds do not always contain breakpoints. Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Next, the independent Trustees met in executive session with counsel to discuss the approval of the Agreement. The officers of the Trust and interested Trustees were excused during this discussion. Upon reconvening, it was the Board’s consensus (including a majority of the independent Trustees) that the fees paid to the Sub-Adviser pursuant to the Agreement were reasonable, that the overall arrangements provided under the terms of the Agreement were reasonable business arrangements, and that the approval of the Agreement was in the best interest of the Fund’s shareholders.

2017 Semi-Annual Report 18

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Investment Sub-Adviser
Absolute Capital Management, LLC
101 Pennsylvania Boulevard
Pittsburgh, PA 15228

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Tactical Income Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Neiman Opportunities Fund

Class A Shares (NEOMX)
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
September 30, 2017

NEIMAN OPPORTUNITIES FUND (Unaudited)

NEIMAN OPPORTUNITIES FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2017.

		Since
	1 Year(A)	Inception(A)
CLASS A (with sales charge) (B)	14.09%	11.18%
CLASS A (without sales charge) (B)	21.09%	15.67%
Standard & Poor’s 500 Index (C)	18.61%	16.81%

Annual Fund Operating Expense Ratio (from 08/01/17 Prospectus): Class A - Gross 5.23%, Net 1.53%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Opportunities Fund commenced operations on April 1, 2016.

(B) With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

(C) The Standard & Poor’s 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2017 Semi-Annual Report 1

NEIMAN OPPORTUNITIES FUND (Unaudited)

                                          Neiman Opportunities Fund
                                  by Sectors (as a percentage of Net Assets)

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2017 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly charged the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period April 1, 2017 through September 30, 2017.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2017 to
	April 1, 2017	September 30, 2017	September 30, 2017

Actual	$1,000.00	$1,117.32	$7.70

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2017 Semi-Annual Report 3

Neiman Opportunities Fund
		Schedule of Investments
		September 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Carpets & Rugs
555	Mohawk Industries, Inc. *	$137,368	3.40%
Cutlery, Handtools & General Hardware
975	Stanley Black & Decker, Inc.	147,196	3.65%
Electric & Other Services Combined
1,830	ALLETE, Inc.	141,441	3.50%
Electrical Work
1,800	EMCOR Group, Inc.	124,884	3.09%
Electronic Computers
1,695	NICE Ltd. **	137,820	3.41%
Fire, Marine & Casualty Insurance
1,350	Arch Capital Group Ltd. * (Bermuda)	132,975	3.29%
Miscellaneous Fabricated Metal Products
2,300	Barnes Group Inc.	162,012	4.01%
Motor Homes
1,150	Thor Industries, Inc.	144,797	3.59%
Motor Vehicle Parts & Accessories
1,130	LCI Industries	130,910	3.24%
Semiconductors & Related Devices
1,800	Cirrus Logic, Inc.	95,976
950	IPG Photonics Corporation	175,807
		271,783	6.75%
Services - Computer Programming Services
2,010	Amdocs Limited	129,283	3.20%
Services - Educational Services
2,025	Grand Canyon Education, Inc. *	183,910	4.56%
Services - Employment Agencies
2,900	51job, Inc. * **	175,769	4.35%
Special Industry Machinery, NEC
1,020	Lam Research Corp.	188,741	4.68%
Switchgear & Switchboard Apparatus
745	Littelfuse, Inc.	145,931	3.61%
Total for Common Stocks (Cost $1,796,957)		2,354,820	58.33%

Exchange Traded Funds
3,200	PowerShares Dynamic Semiconductors Portfolio	158,112
2,540	PowerShares S&P SmallCap Materials Portfolio	126,179
1,560	SPDR® S&P 400 Mid Cap Value ETF	154,456
1,265	SPDR® S&P 600 Small Cap Value ETF	159,871
1,840	SPDR® S&P Aerospace & Defense	146,832
1,720	SPDR® S&P Telecom ETF	119,936
Total for Exchange Traded Funds (Cost $744,760)		865,386	21.44%

Real Estate Investment Trusts
1,045	PS Business Parks, Inc.	139,507	3.46%
Total for Real Estate Investment Trusts (Cost $109,415)

* Non-Income Producing Security. ** ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 4

Neiman Opportunities Fund
	Schedule of Investments
	September 30, 2017 (Unaudited)
Shares	Fair Value	% of Net Assets
Money Market Funds
690,721 Fidelity® Investments Money Market - Government Portfolio -
Class I 0.91% ***	$690,721	17.11%
Total for Money Market Funds (Cost $690,721)

Total Investments	4,050,434	100.34%
(Cost $3,341,853)
Liabilities in Excess of Other Assets	(13,574)	-0.34%
Net Assets	$4,036,860	100.00%

*** The Yield Rate shown represents the 7-day yield at September 30, 2017.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 5

Neiman Opportunities Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2017

Assets:
Investment Securities at Fair Value	$4,050,434
(Cost $3,341,853)
Due from Adviser	4,508
Prepaid Expenses	2,450
Receivables:
Dividends and Interest	1,388
Total Assets	4,058,780
Liabilities
Accrued Distribution and Service (12b-1) Fees	2,403
Accrued Compliance Officer Expense	1,006
Other Accrued Expenses	18,511
Total Liabilities	21,920
Net Assets	$4,036,860

Net Assets Consist of:
Paid In Capital	$3,360,141
Accumulated Undistributed Net Investment Income (Loss)	(11,002)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(20,860)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	708,581
Net Assets	$4,036,860

Net Assets	$4,036,860
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	326,887
Net Asset Value, Offering and Redemption Price	$12.35
Maximum Offering Price Per Share ($12.35/0.9425) *	$13.10

* Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these

2017 Semi-Annual Report 6

Neiman Opportunities Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2017

Investment Income:
Dividends (Net of foreign withholding tax and ADR fees of $58)	$17,766
Interest	1,493
Total Investment Income	19,259
Expenses:
Management fees	18,795
Administration fees	12,032
Transfer agent fees & accounting fees	10,980
Audit fees	8,039
Custody fees	4,941
Distribution and service (12b-1) fees	4,699
Registration expense	4,535
Miscellaneous expense	3,009
Legal fees	2,770
Compliance officer expense	2,006
Trustees fees	1,504
Printing and postage expense	1,114
Insurance fees	280
Total Expenses	74,704
Less:
Expense Waiver / Expense Reimbursement	(47,451)
Net Expenses	27,253
Net Investment Income (Loss)	(7,994)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(20,861)
Change In Unrealized Appreciation (Depreciation) on Investments	451,229
Net Realized and Unrealized Gain (Loss) on Investments	430,368

Net Increase (Decrease) in Net Assets from Operations	$422,374

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 7

Neiman Opportunities Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2017	4/1/2016*
	to	to
	9/30/2017	3/31/2017
From Operations:
Net Investment Income (Loss)	$(7,994)	$(596)
Capital Gain Distributions from Investment Companies	-	154
Net Realized Gain (Loss) on Investments	(20,861)	23,170
Change in Net Unrealized Appreciation (Depreciation) on Investments	451,229	257,352
Increase (Decrease) in Net Assets from Operations	422,374	280,080
From Distributions to Shareholders:
Net Investment Income	(2,412)	-
Net Realized Gain from Security Transactions	(23,323)	-
Change in Net Assets from Distributions	(25,735)	-
From Capital Share Transactions:
Proceeds From Sale of Shares	251,486	3,969,150
Shares Issued on Reinvestment of Dividends	876	-
Cost of Shares Redeemed	(328,692)	(532,679)
Net Increase (Decrease) from Shareholder Activity	(76,330)	3,436,471
Net Increase (Decrease) in Net Assets	320,309	3,716,551
Net Assets at Beginning of Period	3,716,551	-
Net Assets at End of Period (Including Accumulated	$4,036,860	$3,716,551
Undistributed Net Investment Income (Loss) of ($11,002) and ($596))

Share Transactions:
Issued	21,667	384,905
Reinvested	76	-
Redeemed	(28,732)	(51,029)
Net Increase (Decrease) in Shares	(6,989)	333,876
Shares Outstanding at Beginning of Period	333,876	-
Shares Outstanding at End of Period	326,887	333,876

* The Fund commenced operations on April 1, 2016. The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 8

Neiman Opportunities Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2017		4/1/2016*
	to		to
	9/30/2017		3/31/2017
Net Asset Value -
Beginning of Period	$11.13		$10.00
Net Investment Income (Loss) (a)	(0.02)		-	+
Net Gains or Losses on Securities
(realized and unrealized) (b)	1.32		1.13
Total from Investment Operations	1.30		1.13
Distributions (From Net Investment Income)	(0.01)		-
Distributions (From Capital Gains)	(0.07)		-
Total Distributions	(0.08)		-
Net Asset Value -
End of Period	$12.35		$11.13
Total Return (c)	11.73%	**	11.30%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$4,037		$3,717
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	3.97%	***	5.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	-2.95%	***	-3.73%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45%	***	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	-0.43%	***	-0.03%
Portfolio Turnover Rate	17.57%	**	97.93%

+ Less than +/- $0.005.
* The Fund and Class A commenced operations on April 1, 2016.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 9

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN OPPORTUNITIES FUND
September 30, 2017
(Unaudited)

1.) ORGANIZATION
Neiman Opportunities Fund (the “Fund”) is a non-diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2017, there are four series authorized by the Trust. The Fund (Class A) commenced operations on April 1, 2016. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s investment objective is to seek long-term capital appreciation. Neiman Funds Management, LLC is the adviser to the Fund (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns for its open tax periods. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2017, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2017 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prora-ta to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to

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Notes to the Financial Statements (Unaudited) - continued

review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,354,820	$0	$0	$2,354,820
Exchange Traded Funds	865,386	0	0	865,386
Real Estate Investment Trusts	139,507	0	0	139,507
Money Market Funds	690,721	0	0	690,721
Total	$4,050,434	$0	$0	$4,050,434

The Fund did not hold any level 2 or level 3 assets during the six month period ended September 30, 2017. There were no transfers into or out of level 1 and level 2 during the six month period ended September 30, 2017. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended September 30, 2017.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% of the Fund’s average daily net assets.

For the six month period ended September 30, 2017, the Adviser earned management fees totaling $18,795 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets through July 31, 2018. The fee waiver will automatically terminate on July 31, 2018 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2018.

For the six month period ended September 30, 2017, the Adviser waived fees and/or reimbursed expenses totaling $47,451. The Adviser owed the Fund $4,508 at September 30, 2017.

Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the

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Notes to the Financial Statements (Unaudited) - continued

Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the six month period ended September 30, 2017, there were $4,699 of 12b-1 fees incurred by Class A. As of September 30, 2017, the Fund had an accrued liability of $2,403 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the six month period ended September 30, 2017, certain owners of the Adviser received financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”), a FINRA registered broker/dealer. During the six month period ended September 30, 2017, those individuals earned $30 resulting from the sale of the Fund’s Class A shares in their roles with Peak.

Daniel Neiman, in his role as Chief Compliance Officer of the Fund, earned $2,006 for his services during the six month period ended September 30, 2017. The Fund owed the Chief Compliance Officer $1,006 at September 30, 2017. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust.

7.) PURCHASES AND SALES OF SECURITIES
For the six month period ended September 30, 2017, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $589,202 and $657,946, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2017, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 83.73% of the Fund, and therefore may be deemed to control the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at September 30, 2017 was $3,341,853.

At September 30, 2017, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$721,079	($12,498)	$708,581

The tax character of distributions for Class A was as follows:

Distributions paid from Class A:

	Six Months Ended	Period April 1, 2016
	September 30, 2017	through March 31, 2017
Ordinary Income	$ 25,581	$ 0
Long-term Capital Gain	154	0
	$ 25,735	$ 0

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2017 Semi-Annual Report 13

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Opportunities Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds By: /s/Harvey Neiman Harvey Neiman President Date: 11/17/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman Harvey Neiman President Date: 11/17/17

By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer Date: 11/17/17